Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000003588
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%	2.06%	3.45%
Without Sales Load [Member] | C000003588
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	3.00%	3.92%
Without Sales Load [Member] | C000003590
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	3.26%	4.19%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%